Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 3,465	$ 3,285
Loans to customers	117	142
Interest receivable	18	4
Other receivables	521	522
Current trade and other receivable	4,120	3,953
Neither Impaired Nor Past Due on the Reporting Date [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	3,223	3,074
Loans to customers	83	86
Interest receivable	18	4
Other receivables	513	416
Current trade and other receivable	3,836	3,580
Not Impaired as of the Reporting Date and Past [member] | Less Than 30 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	164	155
Loans to customers	2	3
Other receivables	2	2
Current trade and other receivable	167	161
Not Impaired as of the Reporting Date and Past [member] | 30 Between and 59 Day [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	62	37
Loans to customers	2	2
Other receivables	1	16
Current trade and other receivable	65	55
Not Impaired as of the Reporting Date and Past [member] | Between 60 and 89 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	11	10
Loans to customers	31	50
Other receivables	2	5
Current trade and other receivable	44	66
Not Impaired as of the Reporting Date and Past [member] | More Than 90 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	5	8
Other receivables	3	83
Current trade and other receivable	$ 8	$ 91